FAIR VALUE MEASUREMENT (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	4.5
Prepaid Expense, Current	2
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	0	0
Prepaid Expense, Noncurrent	2.5